Consolidated Statements of Earnings - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
SALES (Note 4)		$ 19,636	$ 4,547
Freight, transportation and distribution (Note 5)		(864)	(537)
Cost of goods sold (Note 5)		(13,380)	(3,316)
Gross margin		5,392	694
Selling expenses (Note 5)		(2,337)	(29)
General and administrative expenses (Note 5)		(539)	(185)
Provincial mining and other taxes (Note 6)		(250)	(146)
Impairment of property, plant and equipment (Note 16)		(1,809)
Other expenses (Note 7)		(43)	(125)
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES		414	209
Finance costs (Note 8)		(538)	(238)
LOSS BEFORE INCOME TAXES		(124)	(29)
Income tax recovery (Note 9)		93	183
NET (LOSS) EARNINGS FROM CONTINUING OPERATIONS		(31)	154
Net earnings from discontinued operations (Note 10)		3,604	173
NET EARNINGS	[1]	$ 3,573	$ 327
NET (LOSS) EARNINGS PER SHARE FROM CONTINUING OPERATIONS (Note 11)
Basic		$ (0.05)	$ 0.18
Diluted		(0.05)	0.18
NET EARNINGS PER SHARE FROM DISCONTINUED OPERATIONS (Note 11)
Basic		5.77	0.21
Diluted		5.77	0.21
NET EARNINGS PER SHARE FROM CONTINUING AND DISCONTINUED OPERATIONS
Basic		5.72	0.39
Diluted		$ 5.72	$ 0.39
Weighted average shares outstanding for basic earnings per share ("EPS") (Note 11)		624,900,000	840,079,000
Weighted average shares outstanding for diluted EPS (Note 11)		624,900,000	840,316,000

[1]	All equity transactions were attributable to common shareholders.